Lease Commitments, Rent Expense, and Contingent Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Annual rental commitments for leased office space, automobiles and information technology equipment accounted for as operating leases
2018	$ 52
2019	40
2020	30
2021	20
2022	11
2023 and thereafter	14
Total	167
Rent expense	$ 77	$ 80	$ 36